Cover	Nov. 22, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K previously filed by Franchise Group, Inc. (the “Company”) on November 24, 2021. This Current Report on Form 8-K/A includes the financial statements that had been omitted from the previously filed Current Report on Form 8-K as permitted by Item 9.01(a)(3) of Form 8-K. On November 22, 2021, the Company completed its acquisition (which was previously announced in the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on November 24, 2021) of W.S. Badcock Corporation, a Florida corporation (“Badcock”), pursuant to the terms of that certain Stock Purchase Agreement (the “Purchase Agreement”), by and among Franchise Group Newco BHF, LLC, a Delaware limited liability company (“Purchaser”) and wholly-owned subsidiary of the Company, and the holders of 100% of the issued and outstanding capital stock (collectively, the “Sellers”) of Badcock, and William K. Pou, Jr., solely in his capacity as representative of the Sellers (the “Badcock Acquisition”).
Document Period End Date	Nov. 22, 2021
Entity File Number	001-35588
Entity Registrant Name	Franchise Group, Inc.
Entity Central Index Key	0001528930
Entity Tax Identification Number	27-3561876
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	109 Innovation Court
Entity Address, Address Line Two	Suite J
Entity Address, City or Town	Delaware
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43015
City Area Code	(740)
Local Phone Number	363-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FRG
Security Exchange Name	NASDAQ
7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Title of 12(b) Security	7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Trading Symbol	FRGAP
Security Exchange Name	NASDAQ